SUPPLEMENTAL CASH FLOW INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Statement [Line Items]
Supplemental Cash Flow Information 1	3,000,000
Supplemental Cash Flow Information 2	4,700,000
Supplemental Cash Flow Information 3 | $	$ 0
Supplemental Cash Flow Information 4	11,950,223
Supplemental Cash Flow Information 5	48,209,962
Supplemental Cash Flow Information 6	2,535,293
Supplemental Cash Flow Information 7	32,260,836
Supplemental Cash Flow Information 8	92,475,689
Supplemental Cash Flow Information 9	323,076
Supplemental Cash Flow Information 10 | $	$ 126,000
Supplemental Cash Flow Information 11	973,996
Supplemental Cash Flow Information 12 | $	$ 1,139,573
Supplemental Cash Flow Information 13	820,437
Supplemental Cash Flow Information 14 | $	$ 656,354
Supplemental Cash Flow Information 15 | $	$ 0